ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of The9 Limited (the “Company”), which was incorporated on December 22, 1999 in the Cayman Islands, its subsidiaries and variable interest entities (“VIE subsidiaries” or “VIEs”). The Company’s principal subsidiaries and VIE subsidiaries are as follows as of December 31, 2011:

Name of entity	Date of incorporation	Place of incorporation	Relationship	Interest held
				Direct	Indirect

GameNow.net (Hong Kong) Limited (“GameNow Hong Kong”)	January-00	Hong Kong	Subsidiary	100%	—
The9 Computer Technology Consulting (Shanghai) Co., Ltd. (“The9 Computer”)	June-00	PRC	Subsidiary	—	100%
China The9 Interactive Limited (“C9I”)	October-03	Hong Kong	Subsidiary	—	100%
China The9 Interactive (Shanghai) Limited (“C9I Shanghai”)	February-05	PRC	Subsidiary	—	100%
9Dream Limited (“9Dream”)	July-05	Hong Kong	Subsidiary	100%	—
China The9 Interactive (Beijing) Limited (“C9I Beijing”)	March-07	PRC	Subsidiary	—	100%
Jiu Jing Era Information Technology (Beijing) Limited (“Jiu Jing”)	April-07	PRC	Subsidiary	—	100%
Jiu Tuo (Shanghai) Information Technology Limited (“Jiu Tuo”)	July-07	PRC	Subsidiary	—	100%
China Crown Technology Limited (“China Crown Technology”)	November-07	Hong Kong	Subsidiary	100%	—
Asian Way Development Limited (“Asian Way”)	November-07	Hong Kong	Subsidiary	100%	—
New Star International Development Limited (“New Star”)	January-08	Hong Kong	Subsidiary	100%	—
The9 Development Center Limited (“TDC”)	June-08	Hong Kong	Subsidiary	100%	—
TDC (Asia) Limited (“TDC Asia”)	April-09	British Virgin Islands	Subsidiary	—	100%
Red 5 Studios, Inc. (“Red 5”)	June-05	USA	Subsidiary	—	88% (Note 5)
Red 5 Singapore Pte. Ltd. (“Red 5 Singapore”)*	April-10	Singapore	Subsidiary	100%	—
The9 Interactive, Inc. (“The9 Interactive”)	June-10	USA	Subsidiary	100%	—
The9 Korea Co., Ltd. (“The9 Korea”)	February-11	Korea	Subsidiary	100%	—
Red 5 Korea, LLC (“Red 5 Korea”)	Novermber-10	Korea	Subsidiary	100%	—
Shanghai The9 Information Technology Co., Ltd. (“Shanghai IT”)	September-00	PRC	VIE subsidiary	None (Note 4)
Shanghai Jiucheng Advertisement Co., Ltd. (“Shanghai Jiucheng Advertisement”)	April-07	PRC	Wholly-owned subsidiary of Shanghai IT	None (Note 4)
Hangzhou Fire Rain Network Technology Co., Ltd. (“Fire Rain”)	December-08	PRC	VIE subsidiary	25% (Note 4)
Shenzhen Wanyouyinli Technology Co., Ltd. (“Wanyouyl”)	June-09	PRC	VIE subsidiary	20% (Note 4)
Shanghai Huopu Cloud Computing Terminal Technology Co., Ltd. (“Huopu Cloud”)	December-10	PRC	VIE subsidiary	None (Note 4)
Shanghai Jiushi Interactive Network Technology Co., Ltd. (“Jiushi”)	July-11	PRC	Wholly-owned subsidiary of Huopu Cloud	None
Shanghai Mengxiang Hulian Digital Technology Co., Ltd. (“Mengxiang Hulian”)	December-11	PRC	VIE subsidiary	20% (Note 4)

*	Previously named as The9 Singapore Pte. Ltd.

The Company, its subsidiaries and VIE subsidiaries are collectively referred to as “the Group”. The Group is principally engaged in the development and operation of online games and internet related businesses.

In February 2004, the Group obtained an exclusive license to localize and operate World of Warcraft (“WoW”), a 3D fantasy massively multiplayer online role-playing game (“MMORPG”) in China and commercially launched the localized WoW in June 2005. The license term continued for four years following the commercial launch of the localized WoW. The WoW license was not renewed upon expiration on June 7, 2009. Refer to Note 29 for impairment and certain other charges recorded relating to the expiration and non-renewal of the WoW license for the year ended December 31, 2009.

After the expiration of WoW license, the Group continues to operate and develop online games including MMORPGs, web games, social games, mobile games and TV games. From 2009 onwards, the Group has launched different licensed MMORPGs including Atlantica and Kingdom Heroes 2 Online, as well as proprietary MMORPGs and web and social games including World of Fighter, Winning Goal and Q Jiang San Guo, in mainland China. The Group is also developing various proprietary games, including Shen Xian Zhuan, FireFall, Era Zero and other MMORPGs and web and social games. In 2011, the Group launched The9 Game Zone, which is a mobile game platform in mainland China.